Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss

The following is a continuity schedule of accumulated other comprehensive loss:

	2017	2016
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(1,131)	$(1,042)
Net unrealized gain (loss)	657	(109)
Repurchase of shares under normal course issuer bids [note 19]	21	20

Balance, end of year	(453)	(1,131)

Accumulated net unrealized gain (loss) on cash flow hedges [b]
Balance, beginning of year	(135)	(262)
Net unrealized gain	114	1
Reclassification of net loss to net income [a]	60	126

Balance, end of year	39	(135)

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(185)	(165)
Net unrealized gain (loss)	8	(29)
Reclassification of net loss to net income [a]	5	9
Reclassification of tax effect to retained earnings [c]	(11)	—

Balance, end of year	(183)	(185)

Accumulated net unrealized loss on available-for-sale investments
Balance, beginning of year	—	(1)
Reclassification of net loss to net income [a]	—	1

Balance, end of year	—	—

Total accumulated other comprehensive loss [d]	$(597)	$(1,451)

Schedule of Net Income Amounts Reclassified from AOCL
[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2017	2016
Cash flow hedges
Sales	$(30)	$(87)
Cost of sales	(54)	(87)
Income tax	24	48

Net of tax	(60)	(126)

Other long-term liabilities
Cost of sales	(6)	(13)
Income tax	1	4

Net of tax	(5)	(9)

Total loss reclassified to net income	$(65)	$(135)

Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss
[b]	The amount of income tax benefit (expense) that has been allocated to each component of other comprehensive loss is as follows:

	2017	2016
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$—	$—
Net unrealized loss	7	—

Balance, end of year	7	—

Accumulated net unrealized (gain) loss on cash flow hedges
Balance, beginning of year	53	97
Net unrealized (gain) loss	(41)	4
Reclassification of net loss to net income	(24)	(48)

Balance, end of year	(12)	53

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	30	31
Net unrealized (gain) loss	(1)	3
Reclassification of net loss to net income	(1)	(4)
Reclassification of tax effect to retained earnings	(11)	—

Balance, end of year	17	30

Total income tax benefit	$12	$83